CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts payable, related party (in dollars)	$ 4,503	$ 1,589	$ 10,527
Accrued expenses related party net (in dollars)	5,844	630
Notes payable related parties excluding current convertible notes payable (in dollars)	2,177	2,056	4,000
Convertible notes payable current related parties net (in dollars)	$ 6,382	$ 3,588
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	40,000,000	40,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	150,000,000	150,000,000
Common stock, shares issued	11,827,595	9,334,101	4,569,904
Common stock, shares outstanding	11,827,595	9,334,101	4,569,904